Segmented Information	9 Months Ended
Jul. 31, 2026
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Banking,

Wealth Management and Insurance, and Wholesale

Banking. The Bank’s other activities are grouped

into the Corporate
segment. Effective the first quarter of 2026, the

Bank renamed its U.S. Retail segment to

U.S. Banking to better reflect the segment’s financial

products and
services.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Banking is

comprised of personal and business banking

in the U.S., TD Auto Finance U.S., and the

U.S. wealth business.

Effective
the first quarter of 2026, non-interest income

within U.S. Banking is adjusted for the Bank’s

share of losses from community-based

tax-advantaged investments
accounted for using the equity method

which are reclassified to provision for income

taxes. The adjustment for the three and nine

months ended July 31, 2026 was
$ 185

million (US$
132

million) and $
548

million (US$
395

million), respectively (three and nine

months ended July 31, 2025 – $
165

million (US$
120

million) and
$ 490

million (US$
349

million), respectively). Comparative amounts

have been reclassified to conform

with the presentation adopted in the first

quarter of 2026. On
February 12, 2025, the Bank sold its entire remaining

equity investment in Schwab.

Prior to the sale, the Bank’s investment in Schwab

was reported in the U.S.
Banking segment,

refer to Note 7 for further details.

Wealth Management and Insurance includes the

Canadian wealth business which provides investment
products and services to institutional and retail

investors, and the insurance business which

provides property and casualty insurance,

as well as life and health
insurance products to customers across

Canada. Wholesale Banking provides a wide

range of capital markets, investment banking,

and corporate banking
products and services,

including underwriting and distribution

of new debt and equity issues, providing

advice on strategic acquisitions and divestitures,

and
meeting the daily trading, funding, and investment

needs of the Bank’s clients. The Corporate

segment includes the effects of certain asset securitization programs, treasury management, elimination

of taxable equivalent adjustments and other

management reclassifications, corporate level

tax items, and residual
unallocated revenue and expenses.
The following table summarizes the segment

results for the three and nine months ended

July 31, 2026 and July 31, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended July 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,528 $ 4,239 $ 3,352 $ 3,101 $ 466 $ 373 $ 270 $ 110 $ 680 $ 703 $ 9,296 $ 8,526
Non-interest income (loss) 989 1,002 814 541 3,619 3,300 2,311 1,953 (144) (25) 7,589 6,771
Total revenue 5,517 5,241 4,166 3,642 4,085 3,673 2,581 2,063 536 678 16,885 15,297
Provision for (recovery of)
credit losses 478 463 317 317 – – 41 71 81 120 917 971
Insurance service expenses – – – – 1,646 1,563 – – – – 1,646 1,563
Non-interest expenses

2,131 2,066 2,554 2,381 1,296 1,155 1,594 1,493 900 1,427 8,475 8,522
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,908 2,712 1,295 944 1,143 955 946 499 (445) (869) 5,847 4,241
Provision for (recovery of)
income taxes

813 759 221 184 302 252 203 101 (307) (391) 1,232 905
Share of net income from
investment in Schwab 3,4 – – – – – – – – – – – –
Net income (loss) $ 2,095 $ 1,953 $ 1,074 $ 760 $ 841 $ 703 $ 743 $ 398 $ (138) $ (478) $ 4,615 $ 3,336
For the nine months ended July 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 13,211 $ 12,397 $ 9,844 $ 9,203 $ 1,295 $ 1,104 $ 471 $ 48 $ 2,125 $ 1,765 $ 26,946 $ 24,517
Non-interest income (loss) 2,983 2,984 2,191 139 10,474 9,670 6,973 6,144 (300) 8,829 22,321 27,766
Total revenue 16,194 15,381 12,035 9,342 11,769 10,774 7,444 6,192 1,825 10,594 49,267 52,283
Provision for (recovery of)
credit losses 1,412 1,606 954 1,210 – – 291 266 300 442 2,957 3,524
Insurance service expenses – – – – 4,666 4,487 – – – – 4,666 4,487
Non-interest expenses

6,366 6,204 7,498 7,099 3,803 3,459 4,666 4,489 3,267 3,480 25,600 24,731
Income (loss) before income taxes

and share of net income from
investment in Schwab 8,416 7,571 3,583 1,033 3,300 2,828 2,487 1,437 (1,742) 6,672 16,044 19,541
Provision for (recovery of)
income taxes

2,352 2,119 656 88 865 738 571 321 (1,309) (678) 3,135 2,588
Share of net income from
investment in Schwab 3,4 – – – 277 – – – – – 28 – 305
Net income (loss) $ 6,064 $ 5,452 $ 2,927 $ 1,222 $ 2,435 $ 2,090 $ 1,916 $ 1,116 $ (433) $ 7,378 $ 12,909 $ 17,258
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at July 31, 2026
Total assets $ 635,303 $ 521,446 $ 28,900 $ 768,679 $ 157,533 $ 2,111,861
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558